Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
Dividend

On October 27, 2020, the Company’s Board of Directors declared a quarterly cash dividend of $0.05 per share, payable on December 15, 2020 to all shareholders of record as of November 13, 2020.

Vessel Sales

During the fourth quarter of 2020, the Company entered into agreements with unaffiliated third parties to sell 21 vessels, including 14 Ultramax vessels and seven Kamsarmax vessels. A summary of the transactions is as follows.

Vessel Name	Vessel Type	Sales Price ($000’s)	Expected Delivery to Buyer
SBI Conga	Kamsarmax	$18,400	Delivered
SBI Phoenix	Ultramax	$17,000	Delivered
SBI Samson	Ultramax	$17,000	Delivered
SBI Hera	Ultramax	$18,460	Delivered
SBI Zeus	Ultramax	$18,500	Delivered
SBI Hyperion	Ultramax	$17,500	Delivered
SBI Reggae	Kamsarmax	$19,500	January - May 2021
SBI Jive	Kamsarmax	$20,500	February - May 2021
SBI Swing	Kamsarmax	$20,500	February - May 2021
SBI Mazurka	Kamsarmax	$20,500	February - May 2021
SBI Parapara	Kamsarmax	$20,500	February - May 2021
SBI Gemini	Ultramax	$16,000	January 2021
SBI Hydra	Ultramax	$16,750	January - April 2021
SBI Antares	Ultramax	$16,750	January - April 2021
SBI Bravo	Ultramax	$16,750	January - April 2021
SBI Maia	Ultramax	$16,750	January - April 2021
SBI Apollo	Ultramax	$19,200	January 2021
SBI Poseidon	Ultramax	$19,200	January 2021
SBI Orion	Ultramax	$16,100	January - March 2021
SBI Tethys	Ultramax	$18,250	January - March 2021
SBI Zumba	Kamsarmax	$20,000	January - March 2021

The Company expects to recognize asset losses on sale / write-downs of approximately $191.8 million in the fourth quarter of 2020 in relation to the sale of the above vessels. The Company also expects to write-off approximately $4.6 million of deferred financing costs when the related debt is repaid in the fourth quarter of 2020 or first half of 2021.
Debt

$184 Million Credit Facility

Since September 30, 2020, the Company repaid $56.2 million in aggregate related to the sale of the SBI Rock, SBI Sousta, SBI Conga, SBI Hera and SBI Zeus.

$90 Million Credit Facility

Since September 30, 2020, the Company repaid $36.9 million in aggregate related to the sale of the SBI Phoenix, SBI Samson and SBI Hyperion.

Share Repurchase Program

In January 2019, the Company’s Board of Directors authorized a Securities Repurchase Program to purchase up to an aggregate of $50.0 million of the Company’s securities (the “Program”). During the fourth quarter of 2020, the Company repurchased approximately 0.8 million of the Company’s common shares under the Program for an aggregate purchase price of approximately $11.3 million (or at an average purchase price of $15.01 per repurchased share) funded from available cash resources. Approximately $38.7 million remains available for further repurchases under the Program.